Deferred Tax Liability	6 Months Ended
Oct. 31, 2023
Deferred Tax Liability [Abstract]
DEFERRED TAX LIABILITY
25.	DEFERRED TAX LIABILITY

The following is the deferred tax liability recognized and movements thereon:

Intangible assets
US$
As of May 1, 2020	—
Acquisition of a subsidiary (note 14(b))	992
Credit to profit or loss (note 11)	(106)
Exchange realignment	(1)
As of April 30, 2021	885
Credit to profit or loss (note 11)	(141)
Exchange realignment	(9)
As of April 30, 2022	735
Credit to profit or loss (note 11)	(140)
Reclassified as liabilities associated with assets classified as held for sale (note 15)	(599)
Exchange realignment	4
As of April 30, 2023 and October 31, 2023	—